Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operations and principal activities
Net cash provided by/(used in) operating activities	¥ 22,501	$ 3,171	¥ (112,873)	¥ 84,287
Acquisitions of subsidiaries, net of cash acquired			97,492	636,872
Net cash used in investing activities	(202,611)	(28,538)	(572,212)	339,822
Net cash provided by/(used in) financing activities	(100,015)	(14,087)	(13,586)	(216,743)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(268,260)	$ (37,784)	(642,809)	198,124
VIEs and VIEs Subsidiaries
Operations and principal activities
Net cash used in Group companies	(239,088)		(302,028)	(846,063)
Other operating activities	267,865		278,354	538,711
Net cash provided by/(used in) operating activities	28,777		(23,674)	(307,352)
Purchase of short-term investments	(31,000)		(40,500)	(40,000)
Proceeds from maturities of short-term investments	15,000		36,000	110,000
Acquisitions of subsidiaries, net of cash acquired				(902)
Loans to Group companies	(57,680)		(37,000)	(164,000)
Repayments from Group companies	73,982			82,006
Other investing activities	(61,681)		(33,444)	(26,244)
Net cash used in investing activities	(61,379)		(74,944)	(39,140)
Borrowings under loan from Group companies	17,012		63,548	289,903
Repayments to borrowings under loan from Group companies	(10,589)		(56,252)	(68,677)
Other financing activities			661
Net cash provided by/(used in) financing activities	6,423		7,957	221,226
Net increase/(decrease) in cash, cash equivalents and restricted cash	¥ (26,179)		¥ (90,661)	¥ (125,266)